Portfolio of Investments November 30, 2024
Nuveen Equity Long/Short Fund
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
144077655 COMMON STOCKS - 99.0% 144077655
AUTOMOBILES & COMPONENTS - 0.9%
4,000 (a) Tesla Inc $ 1,380,640
TOTAL AUTOMOBILES & COMPONENTS 1,380,640
BANKS - 3.6%
14,000 Citigroup Inc 992,180
31,700 Fifth Third Bancorp 1,523,502
5,200 JPMorgan Chase & Co 1,298,544
6,800 M&T Bank Corp 1,495,932
TOTAL BANKS 5,310,158
CAPITAL GOODS - 13.2%
12,900 AECOM 1,508,913
4,400 AMETEK Inc 855,272
4,100 Eaton Corp PLC 1,539,222
12,200 Emerson Electric Co 1,617,720
6,700 Ferguson Enterprises Inc 1,446,731
24,500 Flowserve Corp 1,494,990
7,700 Honeywell International Inc 1,793,561
13,000 Howmet Aerospace Inc 1,538,940
3,300 Hubbell Inc 1,518,297
5,000 ITT Inc 780,600
19,800 nVent Electric PLC 1,550,538
1,325 Parker-Hannifin Corp 931,343
2,800 Trane Technologies PLC 1,165,416
7,500 Westinghouse Air Brake Technologies Corp 1,504,650
TOTAL CAPITAL GOODS 19,246,193
COMMERCIAL & PROFESSIONAL SERVICES - 2.1%
14,500 Veralto Corp 1,568,755
5,200 Verisk Analytics Inc 1,529,892
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,098,647
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.4%
15,300 (a) Amazon.com Inc 3,180,717
3,500 Home Depot Inc/The 1,501,955
1,225 (a) O'Reilly Automotive Inc 1,522,944
8,100 TJX Cos Inc/The 1,018,089
17,000 (a) Valvoline Inc 675,070
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,898,775
CONSUMER SERVICES - 3.8%
15,000 Boyd Gaming Corp 1,107,750
13,900 Las Vegas Sands Corp 737,534
3,400 Royal Caribbean Cruises Ltd 829,804
16,300 Starbucks Corp 1,670,098
12,000 Wyndham Hotels & Resorts Inc 1,178,160
TOTAL CONSUMER SERVICES 5,523,346
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.6%
1,700 Costco Wholesale Corp 1,652,196
23,600 Walmart Inc 2,183,000
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,835,196
ENERGY - 3.7%
5,300 Cheniere Energy Inc 1,187,253
11,200 ConocoPhillips 1,213,408
15,900 Exxon Mobil Corp 1,875,564
69,400 Permian Resources Corp 1,086,804
TOTAL ENERGY 5,363,029
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
6,100 American Tower Corp 1,274,900
29,200 Cousins Properties Inc 926,808
10,300 Prologis Inc 1,202,834
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,404,542

Portfolio of Investments November 30, 2024
(continued)
Nuveen Equity Long/Short Fund

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES - 8.8%
5,900 American Express Co 1,797,612
2,800 Ameriprise Financial Inc 1,607,116
7,600 (a) Fiserv Inc 1,679,296
5,200 Intercontinental Exchange Inc 836,992
10,600 KKR & Co Inc 1,726,422
2,100 Mastercard Inc, Class A 1,119,174
18,400 Nasdaq Inc 1,527,016
2,600 S&P Global Inc 1,358,526
26,000 (a) Toast Inc, Class A 1,132,040
TOTAL FINANCIAL SERVICES 12,784,194
FOOD, BEVERAGE & TOBACCO - 0.7%
15,500 Mondelez International Inc, Class A 1,006,725
TOTAL FOOD, BEVERAGE & TOBACCO 1,006,725
HEALTH CARE EQUIPMENT & SERVICES - 4.8%
18,700 (a) Boston Scientific Corp 1,695,342
4,300 Stryker Corp 1,686,245
3,350 UnitedHealth Group Inc 2,044,170
6,700 (a) Veeva Systems Inc, Class A 1,526,595
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,952,352
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
64,600 Kenvue Inc 1,555,568
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,555,568
INSURANCE - 1.0%
13,800 Arch Capital Group Ltd 1,389,936
TOTAL INSURANCE 1,389,936
MATERIALS - 3.8%
21,800 Corteva Inc 1,356,832
17,500 DuPont de Nemours Inc 1,462,825
2,800 Linde PLC 1,290,772
24,800 Smurfit WestRock PLC 1,364,496
TOTAL MATERIALS 5,474,925
MEDIA & ENTERTAINMENT - 7.6%
16,200 Alphabet Inc, Class A 2,736,990
11,200 (a) Live Nation Entertainment Inc 1,548,400
4,850 Meta Platforms Inc 2,785,452
1,600 (a) Netflix Inc 1,418,896
3,700 (a) Take-Two Interactive Software Inc 697,006
16,000 Walt Disney Co/The 1,879,520
TOTAL MEDIA & ENTERTAINMENT 11,066,264
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.7%
28,400 Bristol-Myers Squibb Co 1,681,848
1,950 Eli Lilly & Co 1,550,932
33,000 (a) Exelixis Inc 1,203,180
6,800 (a) Sarepta Therapeutics Inc 906,712
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,342,672
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.8%
7,100 Analog Devices Inc 1,548,155
16,200 Broadcom Inc 2,625,696
15,600 Micron Technology Inc 1,528,020
51,200 NVIDIA Corp 7,078,400
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 12,780,271
SOFTWARE & SERVICES - 10.0%
16,250 Microsoft Corp 6,881,225
8,600 Oracle Corp 1,589,624
4,450 (a) Palo Alto Networks Inc 1,725,799
7,600 (a) PTC Inc 1,520,456
5,000 Salesforce Inc 1,649,950
1,150 (a) ServiceNow Inc 1,206,856
TOTAL SOFTWARE & SERVICES 14,573,910

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 7.2%
31,000 Apple Inc $ 7,357,231
4,050 (a) Arista Networks Inc 1,643,571
38,000 Vontier Corp 1,491,880
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 10,492,682
TELECOMMUNICATION SERVICES - 0.7%
4,100 T-Mobile US Inc 1,012,454
TOTAL TELECOMMUNICATION SERVICES 1,012,454
UTILITIES - 3.2%
22,300 Alliant Energy Corp 1,409,360
19,900 NextEra Energy Inc 1,565,533
9,100 Southern Co/The 811,083
5,000 Vistra Corp 799,200
TOTAL UTILITIES 4,585,176
TOTAL COMMON STOCKS
(Cost $93,107,256) 144,077,655
TOTAL LONG-TERM INVESTMENTS
(Cost $93,107,256) 144,077,655
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.2%
1,775,000 REPURCHASE AGREEMENTS - 1.2% 1,775,000
$ 1,775,000 (b) Fixed Income Clearing Corp (FICC) 4.550% 12/02/24 1,775,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,775,000) 1,775,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,775,000) 1,775,000
TOTAL INVESTMENTS - 100.2%
(Cost $94,882,256 ) 145,852,655
SHARES DESCRIPTION VALUE
-42432681
COMMON STOCKS SOLD SHORT - (29.1)%(c)
X (42,432,681)
AUTOMOBILES & COMPONENTS - (0.3)%
(4,300) Thor Industries Inc $ (479,880)
Total AUTOMOBILES & COMPONENTS (479,880)
a a a a a a a a
BANKS - (0.6)%
(23,800) KeyCorp (463,624)
(7,800) Synovus Financial Corp (445,146)
Total BANKS (908,770)
a a a a a a a a
CAPITAL GOODS - (3.7)%
(6,000) A O Smith Corp (446,940)
(4,700) AGCO Corp (475,687)
(3,500) BWX Technologies Inc (457,975)
(6,000) Donaldson Co Inc (468,300)
(5,900) Fortune Brands Innovations Inc (461,970)
(4,900) Graco Inc (446,292)
(3,800) Otis Worldwide Corp (391,324)
(3,400) PACCAR Inc (397,800)
(1,400) Rockwell Automation Inc (413,196)
(3,100) (a) SiteOne Landscape Supply Inc (475,075)
(6,000) Timken Co/The (464,700)
(5,300) Toro Co/The (461,524)
Total CAPITAL GOODS (5,360,783)
a a a a a a a a
COMMERCIAL & PROFESSIONAL SERVICES - (1.2)%
(1,600) Equifax Inc (418,496)
(7,700) KBR Inc (468,391)
(6,300) Robert Half Inc (470,043)
(4,400) TransUnion (446,600)
Total COMMERCIAL & PROFESSIONAL SERVICES (1,803,530)
a a a a a a a a

Portfolio of Investments November 30, 2024
(continued)
Nuveen Equity Long/Short Fund

SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - (1.2)%
(4,800) Best Buy Co Inc $ (432,000)
(2,100) Dick's Sporting Goods Inc (435,204)
(1,200) Pool Corp (452,508)
(1,500) Tractor Supply Co (425,505)
Total CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (1,745,217)
a a a a a a a a
CONSUMER DURABLES & APPAREL - (0.7)%
(39,500) Leggett & Platt Inc (497,305)
(8,500) Tempur Sealy International Inc (475,830)
Total CONSUMER DURABLES & APPAREL (973,135)
a a a a a a a a
CONSUMER SERVICES - (1.1)%
(2,800) (a) Airbnb Inc, Class A (381,108)
(3,100) (a) Churchill Downs Inc (440,541)
(2,000) (a) DoorDash Inc, Class A (360,960)
(2,800) Yum! Brands Inc (389,032)
Total CONSUMER SERVICES (1,571,641)
a a a a a a a a
CONSUMER STAPLES DISTRIBUTION & RETAIL - (0.9)%
(7,100) Kroger Co/The (433,668)
(10,200) (a) Maplebear Inc (445,434)
(2,800) Target Corp (370,468)
Total CONSUMER STAPLES DISTRIBUTION & RETAIL (1,249,570)
a a a a a a a a
ENERGY - (0.9)%
(10,000) EQT Corp (454,400)
(2,900) Phillips 66 (388,542)
(12,300) Range Resources Corp (439,602)
Total ENERGY (1,282,544)
a a a a a a a a
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - (1.4)%
(8,900) CubeSmart (441,084)
(1,050) Public Storage (365,452)
(6,200) Realty Income Corp (358,918)
(3,500) Sun Communities Inc (442,155)
(9,800) UDR Inc (449,428)
Total EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (2,057,037)
a a a a a a a a
FINANCIAL SERVICES - (1.4)%
(2,000) Capital One Financial Corp (384,020)
(2,600) Jack Henry & Associates Inc (458,068)
(650) Moody's Corp (324,987)
(4,600) State Street Corp (453,146)
(3,500) T Rowe Price Group Inc (433,440)
Total FINANCIAL SERVICES (2,053,661)
a a a a a a a a
FOOD, BEVERAGE & TOBACCO - (0.3)%
(8,900) (a) Pilgrim's Pride Corp (459,329)
Total FOOD, BEVERAGE & TOBACCO (459,329)
a a a a a a a a
HEALTH CARE EQUIPMENT & SERVICES - (2.7)%
(3,600) Cardinal Health Inc (440,064)
(4,200) (a) Cooper Cos Inc/The (438,732)
(6,100) CVS Health Corp (365,085)
(5,500) (a) Hologic Inc (437,250)
(1,000) (a) IDEXX Laboratories Inc (421,750)
(2,700) (a) Masimo Corp (465,858)
(2,900) Quest Diagnostics Inc (471,714)
(6,600) (a) Solventum Corp (471,966)
(2,000) STERIS PLC (438,120)
Total HEALTH CARE EQUIPMENT & SERVICES (3,950,539)
a a a a a a a a
HOUSEHOLD & PERSONAL PRODUCTS - (0.5)%
(3,500) Colgate-Palmolive Co (338,205)
(2,700) Kimberly-Clark Corp (376,245)
Total HOUSEHOLD & PERSONAL PRODUCTS (714,450)
a a a a a a a a

SHARES DESCRIPTION VALUE
INSURANCE - (1.0)%
(3,100) Aflac Inc $ (353,400)
(900) Chubb Ltd (259,857)
(4,900) Principal Financial Group Inc (426,741)
(3,100) Prudential Financial Inc (401,171)
Total INSURANCE (1,441,169)
a a a a a a a a
MATERIALS - (2.3)%
(41,000) Amcor PLC (436,240)
(2,100) Avery Dennison Corp (432,495)
(7,000) Ball Corp (435,120)
(4,900) CF Industries Holdings Inc (439,334)
(1,400) Ecolab Inc (348,278)
(5,100) LyondellBasell Industries NV, Class A (425,034)
(700) Martin Marietta Materials Inc (420,000)
(3,000) Steel Dynamics Inc (435,810)
Total MATERIALS (3,372,311)
a a a a a a a a
MEDIA & ENTERTAINMENT - (0.9)%
(2,500) Electronic Arts Inc (409,175)
(16,000) Interpublic Group of Cos Inc/The (492,960)
(8,400) New York Times Co/The, Class A (455,784)
Total MEDIA & ENTERTAINMENT (1,357,919)
a a a a a a a a
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - (1.5)%
(3,100) Agilent Technologies Inc (427,707)
(5,900) Bio-Techne Corp (444,624)
(2,000) (a) IQVIA Holdings Inc (401,680)
(10,500) QIAGEN NV (456,015)
(3,900) Revvity Inc (452,946)
Total PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (2,182,972)
a a a a a a a a
REAL ESTATE MANAGEMENT & DEVELOPMENT - (0.3)%
(5,700) (a) Zillow Group Inc, Class C (482,847)
Total REAL ESTATE MANAGEMENT & DEVELOPMENT (482,847)
a a a a a a a a
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (0.9)%
(4,400) Entegris Inc (464,772)
(5,000) Skyworks Solutions Inc (437,950)
(4,200) Teradyne Inc (462,000)
Total SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1,364,722)
a a a a a a a a
SOFTWARE & SERVICES - (1.9)%
(1,100) (a) Autodesk Inc (321,090)
(3,900) (a) Cloudflare Inc, Class A (389,337)
(5,200) Cognizant Technology Solutions Corp, Class A (418,548)
(1,000) (a) Crowdstrike Holdings Inc, Class A (345,970)
(750) (a) Gartner Inc (388,447)
(1,600) (a) Manhattan Associates Inc (456,704)
(675) (a) Tyler Technologies Inc (424,690)
Total SOFTWARE & SERVICES (2,744,786)
a a a a a a a a
TECHNOLOGY HARDWARE & EQUIPMENT - (0.9)%
(2,300) CDW Corp/DE (404,639)
(1,800) (a) F5 Inc (450,630)
(6,400) (a) Western Digital Corp (467,136)
Total TECHNOLOGY HARDWARE & EQUIPMENT (1,322,405)
a a a a a a a a
TRANSPORTATION - (1.3)%
(2,450) Landstar System Inc (455,504)
(1,350) Norfolk Southern Corp (372,398)
(15,900) Schneider National Inc, Class B (534,399)
(7,100) U-Haul Holding Co (443,324)
Total TRANSPORTATION (1,805,625)
a a a a a a a a

Portfolio of Investments November 30, 2024
(continued)
Nuveen Equity Long/Short Fund

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UTILITIES - (1.2)%
(3,100) Atmos Energy Corp $ (469,092)
(4,600) Edison International (403,650)
(12,400) NiSource Inc (472,316)
(4,300) Sempra (402,781)
Total UTILITIES (1,747,839)
a a a a a a a a
Total Common Stocks Sold Short
(Proceeds $38,941,426) (42,432,681)
OTHER ASSETS & LIABILITIES, NET -  28.9% 42,100,211
NET ASSETS - 100% $ 145,520,185
Equity Long/Short
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 144,077,655 $ – $ – $ 144,077,655
Short-Term Investments:
Repurchase Agreements – 1,775,000 – 1,775,000
Common Stocks Sold Short (42,432,681) – – (42,432,681)
Total
$ 101,644,974 $ 1,775,000 $ – $ 103,419,974
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.550% dated 11/29/24 to be repurchased at $1,775,673 on 12/2/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $1,810,529.
(c) The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold
Short. As of the end of the reporting period, long-term investments with a value of $32,405,050 have been pledged as collateral for Common
Stocks Sold Short.
S&P Standard & Poor's